IBOR Benchmark Reform	12 Months Ended
Dec. 31, 2022
IBOR Transition [Abstract]
IBOR Transition [Text Block]	43 –Interest rate benchmark reform The following table shows the notional values of financial instruments, external to the Group, which reference IBORs where it is expected that there will no longer be a requirement to quote IBOR rates. The table includes those financial instruments with a maturity date that extends past the date when the requirement to submit quotes is expected to end. All the positions previously referencing GBP LIBOR, CHF LIBOR, JPY LIBOR, EUR LIBOR, EONIA and those USD LIBOR tenors that ceased in early 2022 have either been transitioned to an alternative reference rate or utilize GBP and JPY synthetic IBOR until the transition arrangements are finalized. Contracts utilizing GBP and JPY synthetic LIBOR as of December 31, 2022 had an immaterial impact to the notional values of the group (December 31, 2021: approximately € 1.15 billion). As a result, the amounts disclosed as of December 31, 2022 only includes USD LIBOR financial instruments, where the maturity date of the financial instruments is after June 30, 2023. Interest Rate Benchmark (IBOR) Reform Dec 31, 2022 in € m. USD LIBOR Non-Derivative Financial assets 33,862 Loans 31,416 Other 2,445 Derivative Financial assets 3,062,368 Total financial assets 3,096,230 Non-Derivative Financial liabilities 8,666 Bonds 7,731 Deposits 728 Other 207 Derivative Financial liabilities 2,835,216 Total financial liabilities 2,843,883 Off-balance sheet 34,914 Dec 31, 2021 in € m. USD LIBOR GBP LIBOR CHF LIBOR JPY LIBOR EONIA Other IBORs Multiple basis² Non-Derivative Financial assets 64,584 5,605 182 66 536 469 - Loans 62,403 5,478 182 59 363 469 - Other 2,181 127 - 7 173 - - Derivative Financial assets 1 2,829,421 351,302 47,065 523,527 9,042 40,503 167,050 Total financial assets 2,894,005 356,907 47,247 523,593 9,578 40,971 167,050 Non-Derivative Financial liabilities 17,403 41 - - 689 - - Bonds 6,561 - - - - - - Deposits 10,809 - - - 664 - - Other 32 41 - - 25 - - Derivative Financial liabilities 1 2,669,363 321,430 45,442 502,571 7,151 38,650 144,217 Total financial liabilities 2,686,766 321,471 45,442 502,571 7,840 38,650 144,217 Off-balance sheet 73,166 498 40 95 1,963 33 - 1 The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature. 2 Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).